LEASES (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 02, 2022	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Lessee, Lease, Description [Line Items]
Operating lease right of use assets		$ 407,069		$ 407,069		$ 518,375	$ 509,482
Total lease liabilities		101,535		101,535		129,950	741,623
Amortization charge on right of assets		37,193	$ 34,962	111,549	$ 98,270	34,825	117,517
Accretion of Lease Liability		$ 2,424	$ 3,845	$ 7,904	$ 6,086	8,023	$ 7,471
Segama Factory [Member]
Lessee, Lease, Description [Line Items]
Lease payments	$ 720,000					$ 720,000
Operating lease, term	7 years					7 years